Principal Subsidiaries - Summarized Financial Information for the Subsidiaries Which the Group Recognize Non-controlling Interest (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Current assets	¥ 325,514	¥ 190,649
Non-current assets	161,073	112,790
Current liabilities	123,226	101,417
Non-current liabilities	154,847	12,045
Equity	208,514	189,977	¥ 161,023	¥ 17,533
Accumulated no-controlling interest	9,598	4,902
Revenue	207,182	167,147	140,704
Profit/(Loss) for the year	(5,792)	8,210	7,104
Other comprehensive income	(6,137)	3,533	(1,252)
Total comprehensive income for the year	(11,929)	11,743	5,852
Loss attributable to non-controlling interest	(2,074)	132	341
Cash flows from operating activities	9,122	10,965	28,753
Cash flows from investing activities	(52,884)	(34,230)	(34,086)
Cash flows from financing activities	178,401	11,439	106,628
Net (decrease)/increase in cash and cash equivalent	134,639	(11,826)	101,295
M T Burn Inc [member]
Disclosure of subsidiaries [line items]
Current assets	3,866	2,217
Non-current assets	174	231
Current liabilities	538	336
Non-current liabilities	42	64
Equity	3,460	2,048
Accumulated no-controlling interest	¥ 1,715	¥ 1,012
Non-controlling interest	49.50%	49.50%
Revenue	¥ 3,186	¥ 3,921	2,236
Profit/(Loss) for the year	1,416	1,338	513
Total comprehensive income for the year	1,416	1,338	513
Loss attributable to non-controlling interest	703	661	259
Dividend paid to non-controlling interest	0	0	0
Cash flows from operating activities	1,989	1,224	666
Cash flows from investing activities			1
Cash flows from financing activities		(258)	10
Net (decrease)/increase in cash and cash equivalent	1,989	966	677
Gatebox Inc [member]
Disclosure of subsidiaries [line items]
Current assets	1,259	184
Non-current assets	353	473
Current liabilities	100	139
Non-current liabilities	2,046	134
Equity	(534)	384
Accumulated no-controlling interest	¥ (261)	¥ 188
Non-controlling interest	49.00%	49.00%
Revenue	¥ 95	¥ 0
Profit/(Loss) for the year	(917)	(541)
Total comprehensive income for the year	(917)	(541)
Loss attributable to non-controlling interest	(449)	(192)
Dividend paid to non-controlling interest	0	0
Cash flows from operating activities	(963)	(397)
Cash flows from investing activities	(10)	(79)
Cash flows from financing activities	1,934	(1)
Net (decrease)/increase in cash and cash equivalent	961	(477)
LINE Company (Thailand) Limited [member]
Disclosure of subsidiaries [line items]
Current assets	5,221	4,465
Non-current assets	2,583	2,178
Current liabilities	7,313	6,055
Non-current liabilities	2,049	602
Equity	(1,558)	(14)
Accumulated no-controlling interest	¥ 1,023	¥ 47
Non-controlling interest	50.00%	50.00%
Revenue	¥ 8,200	¥ 2,760	432
Profit/(Loss) for the year	(1,396)	357	164
Other comprehensive income	22	(60)	(20)
Total comprehensive income for the year	(1,374)	297	(144)
Loss attributable to non-controlling interest	(816)	198	62
Dividend paid to non-controlling interest	0	0	0
Cash flows from operating activities	1,712	1,842	(586)
Cash flows from investing activities	(1,709)	(430)	(53)
Cash flows from financing activities			355
Net (decrease)/increase in cash and cash equivalent	¥ 3	¥ 1,412	¥ (284)